SHAREHOLDERS’ EQUITY	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

12. SHAREHOLDERS’ EQUITY

The Company was incorporated on January 31, 2024 in the BVI with the authorized share capital of 500,000,000 ordinary shares, comprising 450,000,000 Class A ordinary shares, each entitled to one (1) vote and 50,000,000 Class B ordinary shares, each entitled to twenty (20) votes, with a par value of US$0.0001.

On February 7, 2024, Click Holdings issued 400,000 ordinary shares to certain investors for a total consideration of HKD4,000,287.

In August 2024, in connection with the planned IPO, the Company completed a reorganization of its corporate structure, resulting in a total of 13,500,000 ordinary shares outstanding.

On October 9, 2024, the Company completed its IPO, issuing 1,400,000 ordinary shares at US$4.00 per share, raising gross proceeds of US$5,600,000 (equivalent to approximately HKD43,680,000) before offering expenses of approximately HKD5,385,000.

On March 19, 2025, the Company issued 2,980,000 ordinary shares, valued at HKD5,973,708 (US$765,860), as part of the consideration for the acquisition of Top Spin.

On April 3, 2025, the Company issued 13,800,000 ordinary shares at US$0.60 per share, raising gross proceeds of US$8,280,000 (equivalent to approximately HKD64,584,000) for general working capital before offering expenses of approximately HKD6,610,000.

On May 30, 2025, the Company issued 2,682,000 ordinary shares to employees at the market price of US$0.532 per share under the 2025 Equity Incentive Plan, recognized as stock compensation expense of HKD11,129,227 (US$1,426,824).

On October 7, 2025, the Company approved the 1-for-30 share consolidation of the Class A ordinary shares and the Class B ordinary shares (the “Share Consolidation”) of no-par value each. The Company’s total number of shares was 1,145,427 on a post-Share Consolidation basis, comprising 818,380 Class A ordinary shares and 327,047 Class B ordinary shares.

On November 14, 2025, the Company issued (i) 1,885,350 Class A ordinary shares, valued at HKD87,895,017 (US$11,268,592), as the consideration for the acquisition of Bowser and (ii) 232,256 Class A ordinary shares, valued at HKD10,827,775 (US$1,388,176), as the consideration for the acquisition of Top Team.

On May 29, 2026, the Company issued 4,500,000 Class A ordinary shares and 800,000 Class B ordinary shares, valued at HKD79,364,320 (US$10,174,913), as the consideration for the acquisition of Axiom.

As of June 30, 2026, a total of 8,563,033 ordinary shares, comprising 7,435,986 Class A ordinary shares and 1,127,047 Class B ordinary shares, were issued and outstanding.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS